SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Accrued expenses - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses [Abstract]
Payroll		$ 169,965	$ 4,878
Legal and accounting services		39,103
Interest and other		27,458
Accrued expenses	$ 107,040	$ 236,526	$ 4,878